Document And Entity Information	Mar. 01, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000079282
Document Type	8-K
Document Period End Date	Mar. 01, 2024
Entity Registrant Name	BROWN & BROWN, INC.
Entity Incorporation, State or Country Code	FL
Securities Act File Number	001-13619
Entity Tax Identification Number	59-0864469
Entity Address, Address Line One	300 North Beach Street
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	252-9601
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BRO
Security Exchange Name	NYSE